UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-3456

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	05/31/05

FORM N-CSR

Item 1. Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
14	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

General Government Securities Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for General Government Securities Money Market Fund, covering the six-month period from December 1, 2004, through May 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Bernard W. Kiernan, Jr.

While some longer-term investments produced mixed results over the reporting period, higher interest rates helped improve the yields of money market instruments. Between the Federal Reserve Board’s initial rate hike in June 2004 and the reporting period’s end, the overnight federal funds rate rose from 1% to 3%. What’s more, yield differences across the money market’s maturity spectrum have widened during most of the reporting period, offering investors opportunities to capture incrementally higher levels of current income.

In this rising interest-rate environment, the money market investments that are right for you depend on your current liquidity needs, future goals and the composition of your current portfolio. As always, your financial advisor may be in the best position to recommend the specific investments that will satisfy your portfolio diversification and capital preservation needs.

Thank you for your continued confidence and support.

Sincerely,

DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager

How did General Government Securities Money Market Fund perform during the period?

During the six-month period ended May 31, 2005, the fund produced annualized yields of 1.70% for Class A shares and 1.49% for Class B shares.Taking into account the effects of compounding, the fund also produced annualized effective yields of 1.71% for Class A shares and 1.50% for Class B shares.1

What is the fund’s investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests solely in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements collateralized by these securities.

What other factors influenced the fund’s performance?

The fund’s performance was influenced primarily by rising short-term interest rates in a recovering economy. In fact, the Federal Reserve Board (the “Fed”) raised interest rates at each of four meetings of its Federal Open Market Committee (“FOMC”) during the reporting period, continuing its gradual move away from the aggressively accommodative monetary policy that had prevailed over the past several years.At its December 2004 FOMC meeting, the Fed increased the overnight federal funds rate from 2% to 2.25% . In its public comment accompanying the December rate hike, the Fed stated that economic activity was growing at a moderate pace and job creation was on an upward trend. It was later confirmed that the U.S. economy grew at a 3.8% annualized rate during the fourth quarter of 2004 and by a relatively robust 4.4% rate for the year overall.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

As most analysts expected, the Fed raised its target for the federal funds rate by 25 basis points at each of its FOMC meetings in February and March 2005. In its announcement of the March rate increase to 2.75%, the Fed noted that “pressures on inflation have picked up in recent months and pricing power is more evident.”This more hawkish tone, together with a renewed surge in energy prices, caused investors’ inflation concerns to intensify. It was later estimated that the U.S. economy expanded at a 3.5% annualized rate during the first quarter of 2005.

Even as the Fed’s inflation concerns appeared to intensify, weaker-than-expected data in April suggested that the U.S. economy might be hitting another soft patch. However, it later was estimated that the U.S. labor market added more jobs than expected in April, and employment statistics for February and March were revised upward. While these data provided some encouragement that high energy prices had not hindered the economic expansion, difficulties encountered by the airline and automotive industries were regarded as potential threats to consumer and business confidence and spending.

At its FOMC meeting in early May, the Fed implemented its eighth consecutive rate hike, driving the federal funds rate to 3%. However, signs of slower economic growth in global markets weighed heavily on investor sentiment in May. Signs that China’s torrid growth rate may be moderating and concerns that the European Union’s proposed constitution would be rejected contributed to worries of weakness in the U.S. economy’s manufacturing sector. As a result, the 10-year U.S. Treasury bond rallied strongly, ending the reporting period with a yield below 4%.

In this changing environment, most money market investors focused primarily on securities with maturities of six months or less in an attempt to maintain liquidity and keep funds available for higher-yielding instruments should they became available. As a result, demand for

4

shorter-term money market instruments was robust, while demand for instruments with one-year maturities was relatively low. This caused yield differences between overnight instruments and one-year securities to steepen significantly. As interest rates rose, we generally maintained a relatively defensive investment posture by setting the fund’s weighted average maturity in a range shorter than industry averages.

What is the fund’s current strategy?

Just days after the reporting period’s end, a disappointing jobs report for May lent credence to the view that the U.S. economy might be slowing.While it now appears more likely that the Fed may be nearing the end of the current tightening cycle, we still expect the Fed to raise interest rates again at its next FOMC meeting in late June. Accordingly, we have continued to maintain the fund’s relatively short weighted average maturity in an attempt to boost liquidity and maintain portfolio flexibility in this interest-rate environment.

June 15, 2005

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class
B shares reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class B shares would have produced a yield of 1.45%
and an effective yield of 1.46%.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Government Securities Money Market Fund from December 1, 2004 to May 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2005
	Class A	Class B

Expenses paid per $1,000 †	$ 4.01	$ 5.06
Ending value (after expenses)	$1,008.50	$1,007.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2005
	Class A	Class B

Expenses paid per $1,000 †	$ 4.03	$ 5.09
Ending value (after expenses)	$1,020.94	$1,019.90

† Expenses are equal to the fund’s annualized expense ratio of .80% for Class A shares and 1.01% for Class B shares; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS May 31, 2005 (Unaudited)
	Annualized
	Yield on
	Date of	Principal
U.S. Government Agencies—98.2%	Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Banks, Consolidated
Systemwide Floating Rate Notes
11/23/2005	3.05 [a]	110,000,000	110,002,877
2/14/2006	3.04 [a]	50,000,000	49,989,519
6/1/2006	3.04 [a]	100,000,000	100,000,000
Federal Home Loan Banks,
Discount Notes
6/1/2005	2.98	4,200,000	4,200,000
6/8/2005	2.85	100,500,000	100,444,502
6/10/2005	2.95	20,000,000	19,985,300
7/8/2005	2.97	250,000,000	249,239,444
7/13/2005	3.02	38,000,000	37,867,000
8/3/2005	3.07	100,000,000	99,466,250
Federal Home Loan Banks,
Floating Rate Notes
4/11/2006	3.06 [a]	100,000,000	99,948,358
Federal National Mortgage Association,
Discount Notes
6/1/2005	2.82	100,000,000	100,000,000
6/6/2005	2.89	200,000,000	199,920,278
6/29/2005	2.96	70,000,000	69,839,933
7/6/2005	2.97	65,064,000	64,877,393
7/27/2005	3.04	150,876,000	150,167,218
Total U.S. Government Agencies
(cost $1,455,948,072)			1,455,948,072

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements—1.9%	Purchase (%)	Amount ($)	Value ($)

ABN AMRO Bank NV
dated 5/31/2005, due 6/1/2005
$28,002,333 (fully collateralized
by $28,849,000 FHLMC Discount Notes,
due 9/20/2005, value $28,563,395)
(cost $28,000,000)	3.00	28,000,000	28,000,000

Total Investments (cost $1,483,948,072)		100.1%	1,483,948,072

Liabilities, Less Cash and Receivables		(.1%)	(1,497,613)

Net Assets		100.0%	1,482,450,459

a Variable interest rate—subject to periodic change.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Federal Home Loan Banks	41.3	Federal Farm Credit Banks	17.5
Federal National		Repurchase Agreement	1.9
Mortgage Association	39.4		100.1

† Based on net assets. See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2005 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments—Note 1(b)	1,483,948,072	1,483,948,072
Interest receivable		1,279,704
Prepaid expenses and other assets		157,944
		1,485,385,720

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)		1,135,207
Cash overdraft due to Custodian		959,474
Payable for shares of Common Stock redeemed		741,977
Accrued expenses		98,603
		2,935,261

Net Assets ($)		1,482,450,459

Composition of Net Assets ($):
Paid-in capital		1,482,892,895
Accumulated net realized gain (loss) on investments		(442,436)

Net Assets ($)		1,482,450,459

Net Asset Value Per Share
	Class A	Class B

Net Assets ($)	452,861,296	1,029,589,163
Shares Outstanding	453,106,722	1,029,786,173

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS Six Months Ended May 31, 2005 (Unaudited)
Investment Income ($):
Interest Income	16,059,735
Expenses:
Management fee—Note 2(a)	3,180,028
Shareholder servicing costs—Note 2(c)	1,358,350
Distribution, service and prospectus fees—Note 2(b)	1,276,894
Registration fees	100,091
Custodian fees	50,561
Professional fees	41,601
Directors’ fees and expenses—Note 2(d)	22,528
Shareholders’ reports	6,441
Miscellaneous	13,148
Total Expenses	6,049,642
Less—reduction in shareholder servicing costs
due to undertaking—Note 2(c)	(139,784)
Net Expenses	5,909,858
Investment Income—Net	10,149,877

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(329,321)
Net Increase in Net Assets Resulting from Operations	9,820,556

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2005	Year Ended
	(Unaudited)	November 30, 2004

Operations ($):
Investment income—net	10,149,877	5,202,647
Net realized gain (loss) on investments	(329,321)	(25,251)
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,820,556	5,177,396

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(4,121,549)	(2,660,222)
Class B shares	(6,028,328)	(2,542,425)
Total Dividends	(10,149,877)	(5,202,647)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A shares	2,467,631,826	4,842,109,144
Class B shares	1,428,491,289	2,137,153,767
Dividends reinvested:
Class A shares	4,090,837	2,639,890
Class B shares	6,025,193	2,441,658
Cost of shares redeemed:
Class A shares	(2,535,781,980)	(4,893,535,421)
Class B shares	(1,123,835,680)	(2,353,522,979)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	246,621,485	(262,713,941)
Total Increase (Decrease) in Net Assets	246,292,164	(262,739,192)

Net Assets ($):
Beginning of Period	1,236,158,295	1,498,897,487
End of Period	1,482,450,459	1,236,158,295

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

[a] Annualized. See notes to financial statements.

12

[a] Annualized. See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Government Securities Money Market Fund (the “fund”) is a separate diversified series of General Government Securities Money Market Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 16 billion shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class A (10 billion shares authorized) and Class B (6 billion shares authorized). Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2005, sub-accounting service fees amounted to $195,594 for Class B shares and are included in shareholder servicing costs. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

14

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Directors to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the fund’s Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $118,359 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2004. If not

16

applied, $21,009 of the carryover expires in fiscal 2005, $17,123 expires in fiscal 2007, $41,869 expires in fiscal 2008, $13,108 expires in fiscal 2011 and $25,250 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2004 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2005, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Service Plan with respect to Class A shares (the “Plan”), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and implementing and of operating the Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing Class A shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an aggregate

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

annual rate of .20 of 1% of the value of the average daily net assets of Class A.The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2005, Class A shares were charged $491,428 pursuant to the Plan.

Under the Distribution Plan with respect to Class B shares (“Class B Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an aggregate annual rate not to exceed .20 of 1% of the value of the average daily net assets of Class B. During the period ended May 31, 2005, Class B shares were charged $785,466 pursuant to the Class B Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other informa-

18

tion, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2005, Class A shares were charged $120,432 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class B for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services.The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2004 through May 31, 2005, to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1.01% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31, 2005, Class B shares were charged $977,969 pursuant to the Class B Shareholder Services Plan, of which $139,784 was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement, for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2005, the fund was charged $20,045, pursuant to the transfer agency agreement.

During the period ended May 31, 2005, the fund was charged $1,693 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$629,497, Rule 12b-1 distribution plan fees $254,219 and shareholder services plan fees $283,111 and chief compliance officer fees $1,693, which are offset against an expense reimbursement currently in effect in the amount of $33,313.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The

20

Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. In November 2004, all named defendants moved to dismiss the Amended Complaint in the whole or substantial part. Briefing was completed in May 2005.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

The Fund 21

For More Information

General Government Securities	Transfer Agent &
Money Market Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2004, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
13	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

General Treasury Prime
Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for General Treasury Prime Money Market Fund, covering the six-month period from December 1, 2004, through May 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Bernard W. Kiernan, Jr.

While some longer-term investments produced mixed results over the reporting period, higher interest rates helped improve the yields of money market instruments. Between the Federal Reserve Board’s initial rate hike in June 2004 and the reporting period’s end, the overnight federal funds rate rose from 1% to 3%. What’s more, yield differences across the money market’s maturity spectrum have widened during most of the reporting period, offering investors opportunities to capture incrementally higher levels of current income.

In this rising interest-rate environment, the money market investments that are right for you depend on your current liquidity needs, future goals and the composition of your current portfolio. As always, your financial advisor may be in the best position to recommend the specific investments that will satisfy your portfolio diversification and capital preservation needs.

Thank you for your continued confidence and support.

Sincerely,

2

DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager

How did General Treasury Prime Money Market Fund perform during the period?

During the six-month period ended May 31, 2005, the fund produced annualized yields of 1.53% for Class A shares and 1.33% for Class B shares.Taking into account the effects of compounding, the fund also produced annualized effective yields of 1.54% for Class A shares and 1.34% for Class B shares.1

Effective May 13, 2005, Class X shares of the fund were liquidated, and accordingly, will no longer be offered by the fund.

What is the fund’s investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue this goal, the fund normally invests substantially all of its assets in U.S. Treasury securities.

What other factors influenced the fund’s performance?

The fund’s performance was influenced primarily by rising short-term interest rates in a recovering economy. In fact, the Federal Reserve Board (the “Fed”) raised interest rates at each of four meetings of its Federal Open Market Committee (“FOMC”) during the reporting period, continuing its gradual move away from the aggressively accommodative monetary policy that had prevailed over the past several years.At its December 2004 FOMC meeting, the Fed increased the overnight federal funds rate from 2% to 2.25% . In its public comment accompanying the December rate hike, the Fed stated that economic activity was growing at a moderate pace and job creation was on an upward trend. It was later confirmed that the U.S. economy grew at a 3.8% annualized rate during the fourth quarter of 2004 and by a relatively robust 4.4% rate for the year overall.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

As most analysts expected, the Fed raised its target for the federal funds rate by 25 basis points at each of its FOMC meetings in February and March 2005. In its announcement of the March rate increase to 2.75%, the Fed noted that “pressures on inflation have picked up in recent months and pricing power is more evident.”This more hawkish tone, together with a renewed surge in energy prices, caused investors’ inflation concerns to intensify. It was later estimated that the U.S. economy expanded at a 3.5% annualized rate during the first quarter of 2005.

Even as the Fed’s inflation concerns appeared to intensify, weaker-than-expected data in April suggested that the U.S. economy might be hitting another soft patch. However, it later was estimated that the U.S. labor market added more jobs than expected in April, and employment statistics for February and March were revised upward. While these data provided some encouragement that high energy prices had not hindered the economic expansion, difficulties encountered by the airline and automotive industries were regarded as potential threats to consumer and business confidence and spending.

At its FOMC meeting in early May, the Fed implemented its eighth consecutive rate hike, driving the federal funds rate to 3%. However, signs of slower economic growth in global markets weighed heavily on investor sentiment in May. Signs that China’s torrid growth rate may be moderating and concerns that the European Union’s proposed constitution would be rejected contributed to worries of weakness in the U.S. economy’s manufacturing sector.As a result, the 10-year U.S. Treasury bond rallied strongly, ending the reporting period with a yield below 4%.

In this changing environment, most money market investors focused primarily on securities with maturities of six months or less in an attempt to maintain liquidity and keep funds available for higher-yielding instruments should they became available. As a result, demand for shorter-term money market instruments was robust, while demand for instruments with one-year maturities was relatively low.This caused yield differences between overnight instruments and one-year securities to steepen significantly. As interest rates rose, we generally maintained a relatively defensive investment posture by setting the fund’s weighted average maturity in a range shorter than industry averages.

What is the fund’s current strategy?

Just days after the reporting period’s end, a disappointing jobs report for May lent credence to the view that the U.S. economy might be slowing.While it now appears more likely that the Fed may be nearing the end of the current tightening cycle, we still expect the Fed to raise interest rates again at its next FOMC meeting in late June. Accordingly, we have continued to maintain the fund’s relatively short weighted average maturity in an attempt to boost liquidity and maintain portfolio flexibility in this interest-rate environment.

June 15, 2005

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s
Class A and Class B shares reflect the absorption of fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class A shares would have produced an annualized yield of 1.16% and an annualized effective yield of 1.17% and the fund’s Class B shares would have produced an annualized yield of 1.03% and an annualized effective yield of 1.04%.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Treasury Prime Money Market Fund from December 1, 2004 to May 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2005
	Class A	Class B

Expenses paid per $1,000 †	$ 4.00	$ 5.00
Ending value (after expenses)	$1,007.60	$1,006.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2005
	Class A	Class B

Expenses paid per $1,000 †	$ 4.03	$ 5.04
Ending value (after expenses)	$1,020.94	$1,019.95

† Expenses are equal to the fund’s annualized expense ratio of .80% for Class A and 1.00% for Class B; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS May 31, 2005 (Unaudited)
	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—102.0%	Purchase (%)	Amount ($)	Value ($)

6/2/2005	2.70	776,000	775,943
6/9/2005	2.73	8,000,000	7,995,164
6/16/2005	2.64	1,850,000	1,847,971
6/23/2005	2.77	19,385,000	19,352,342
6/30/2005	2.72	8,048,000	8,030,448
7/21/2005	2.75	4,000,000	3,984,833

Total Investments (cost $41,986,701)		102.0%	41,986,701
Liabilities, Less Cash and Receivables		(2.0%)	(815,329)
Net Assets		100.0%	41,171,372

Portfolio Summary (Unaudited) †
Value (%)

U.S. Treasury Bills	102.0

† Based on net assets. See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES May 31, 2005 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	41,986,701	41,986,701
Prepaid expenses		59,932
		42,046,633

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		30,885
Cash overdraft due to custodian		824,256
Accrued expenses		20,120
		875,261

Net Assets ($)		41,171,372

Composition of Net Assets ($):
Paid-in capital		41,171,674
Accumulated net realized gain (loss) on investments		(302)

Net Assets ($)		41,171,372

Net Asset Value Per Share
	Class A	Class B

Net Assets ($)	2,817,610	38,353,762
Shares Outstanding	2,817,346	38,354,328

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended May 31, 2005
Investment Income ($):
Interest Income	381,247
Expenses:
Management fee—Note 2(a)	80,529
Shareholder servicing costs—Note 2(c)	49,065
Distribution, service and and prospectus fees—Note 2(b)	33,367
Registration fees	23,284
Auditing fees	10,899
Shareholders’ reports	2,836
Custodian fees	3,863
Directors’ fees and expenses—Note 2(d)	391
Legal fees	845
Miscellaneous	2,866
Total Expenses	207,945
Less—reduction in service plan fees and shareholder
servicing costs due to undertaking—Note 2 (b,c)	(49,735)
Net Expenses	158,210
Investment Income—Net	223,037

Unrealized Gain (Loss) on Investments—Note 1(b) ($)	52
Net Increase in Net Assets Resulting from Operations	223,089

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2005	Year Ended
	(Unaudited)	November 30, 2004

Operations ($):
Investment income—net	223,037	106,652
Net realized gain (loss) on investments	52	299
Net Increase (Decrease) in Net Assets
Resulting from Operations	223,089	106,951

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(21,288)	(30,296)
Class B shares	(201,688)	(76,324)
Class X shares	(61)	(32)
Total Dividends	(223,037)	(106,652)

Capital Stock Transactions (1.00 per share):
Net proceeds from shares sold:
Class A shares	3,713,542	24,472,025
Class B shares	71,021,571	118,285,224
Dividends reinvested:
Class A shares	20,081	29,315
Class B shares	201,764	76,318
Cost of shares redeemed:
Class A shares	(5,763,604)	(45,968,554)
Class B shares	(62,675,519)	(119,092,469)
Class X shares	(12,500)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	6,505,335	(22,198,141)
Total Increase (Decrease) in Net Assets	6,505,387	(22,197,842)

Net Assets ($):
Beginning of Period	34,665,985	56,863,827
End of Period	41,171,372	34,665,985

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

[a]	From December 1, 1999 (commencement of operations) to November 30, 2000.
[b]	Annualized.
See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

[a]	From December 1, 1999 (commencement of operations) to November 30, 2000.
[b]	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Treasury Prime Money Market Fund, (the “fund”) is a separate diversified series of General Government Securities Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On May 11, 2005, the Board of Directors approved the termination of Class X shares of the fund. Effective May 13, 2005, Class X shares are no longer being offered by the fund.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 3 billion shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class A (1 billion shares authorized) and Class B (2 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2005, sub-accounting service fees amounted to $7,338 for Class B shares and are included in shareholder servicing costs. Income, expenses (other than

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

During the period prior to their termination, Class X shares were subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and a Shareholder Services Plan.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $354 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2004. If not applied, the carryover expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2004 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At May 31,2005,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended May 31, 2005, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Service Plan with respect to Class A (the “Plan”), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Plan, such aggregate amount not to exceed in any full fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing Class A shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an aggregate annual rate of .20 of 1% of the value of the average daily net assets of Class A.The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be per-

mitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2005, Class A shares were charged $2,944 pursuant to the Plan, of which $2,863 was reimbursed by the Manager, due to an undertaking. See Note 2(c).

Under the Distribution Plan with respect to Class B (“Class B Distribution Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005 of 1% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate not to exceed .20 of 1% of the value of the average daily net assets of Class B. During the period ended May 31, 2005, Class B shares were charged $30,409 pursuant to the Class B Distribution Plan, of which $7,820 was reimbursed by the Manager, due to an undertaking. See Note 2(c).

Under the Distribution Plan with respect to Class X (“Class X Distribution Plan”) adopted pursuant to Rule 12b-1 under the Act, Class X shares paid the Distributor for distributing Class X shares at an annual rate of .25 of 1% of the value of the average daily net assets of Class X. During the period ended May 31, 2005, Class X shares were charged $14 pursuant to the Class X Distribution Plan, of which $9 was reimbursed by the Manager, due to an undertaking. See Note 2(c).

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining share-

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

holder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Manager had undertaken from December 1, 2004 through May 31, 2005, to reduce the expenses of Class A shares if the aggregate expenses of Class A shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed .80 of 1% of the value of the average daily net assets of Class A. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31, 2005, Class A shares were charged $2,340 pursuant to the Class A Shareholder Services Plan, all of which was reimbursed by the Manager.

Under the Shareholder Services Plan with respect to Class B and Class X (“Shareholder Services Plan”), Class B shares pay and Class X shares paid the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class B and Class X shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and Class X shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services.The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2004 through May 31, 2005, to reduce the expenses of Class B shares , if the aggregate expenses of Class B shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1% of the value of the average daily net assets of Class B shares.The Manager had undertaken from December 1, 2004 through May 31, 2005, to reduce the expenses of Class X shares if the aggregate expenses of Class X shares, exclusive of certain expenses as described above, exceed an annual rate of 1.05% of the value of the average daily net assets of Class X shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31, 2005, Class B and Class X shares were charged $36,689 and $14, respectively, pursuant to the Shareholder Services Plan, all of which was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2005, the fund was charged $864 pursuant to the transfer agency agreement.

During the period ended May 31, 2005, the fund was charged $1,693 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $17,288, Rule 12b-1 distribution plan fees $6,916, shareholder services plan fees $12,041, chief compliance officer fees $1,693 and transfer agency per account fees $426, which are offset against an expense reimbursement currently in effect in the amount of $7,479.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. In November 2004, all named defendants moved to dismiss the Amended Complaint in whole or substantial part. Briefing was complted in May 2005.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

For More	Information

General Treasury	Transfer Agent &
Prime Money Market Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2004, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable. [CLOSED-END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	July 28, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	July 28, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)